MML SERIES INVESTMENT FUND
MML American Funds International Fund
Supplement dated February 25, 2021 to the
Prospectus dated May 1, 2020 and the
Summary Prospectus dated May 1, 2020
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective immediately, Alfonso Barroso is no longer a portfolio manager of the MML American Funds International Fund and the information related to Alfonso Barroso under the headings Portfolio Managers to the Master Fund in the section titled Management (page 50 of the Prospectus) and Portfolio Management of the Master Funds in the section titled American Funds Insurance Series-International Fund Team Members on page 79 are hereby removed.
Effective immediately, the following information supplements the information found under the heading Portfolio Managers of the Master Fund in the section titled Management (page 50 of the Prospectus):
Nicholas J. Grace is Partner – Capital Research Global Investors and has been an equity portfolio manager for the Master Fund for two years, and prior to that, an investment analyst for the Master Fund for nine years.
Effective immediately, the following information supplements the information found under the heading Portfolio Management of the Master Funds in the section titled American Funds Insurance Series-International Fund Team Members on page 79:
Nicholas J. Grace
is Partner – Capital Research Global Investors. Mr. Grace has been employed with Capital Research or its affiliates for the last 27 years. Mr. Grace has been an equity portfolio manager for the American Funds Insurance Series-International Fund for 2 years and prior to that an investment analyst for the American Funds Insurance Series – International Fund for 9 years.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8086-20-03
AFI-20-01

MML SERIES INVESTMENT FUND
MML American Funds International Fund
Supplement dated February 25, 2021 to the
Statement of Additional Information dated May 1, 2020
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective immediately, Alfonso Barroso is no longer a portfolio manager of the MML American Funds International Fund and the information related to Alfonso Barroso found on page B-72 under the heading Portfolio Managers to the Master Funds in the section titled Investment Advisory and Other Service Agreements is hereby removed.
The following information supplements the information found on page B-72 under the heading Portfolio Managers to the Master Funds in the section titled Investment Advisory and Other Service Agreements:
The following table reflects information as of December 31, 2020:
Portfolio manager /Investment Professional	Number of other registered investment companies (RICs) for which portfolio manager or investment professional manages (assets of RICs in billions)1		Number of other pooled investment vehicles (PIVs) for which portfolio manager or investment professional manages (assets of PIVs in billions)1		Number of other accounts for which portfolio manager or investment professional manages (assets of other account billions1,2
Nicholas J. Grace	3	$251.1	2	$2.35	None

1 Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.
2 Personal brokerage accounts of portfolio managers and their families are not reflected.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI L8086-20-02